Revenue and other income - Disclosure of government financing for research expenditures (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Research tax credit	€ 3,189	€ 4,050
Grant	0	2
Government financing for research expenditures	€ 3,189	€ 4,052